UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2013

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2013 through June 30, 2013 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

(formerly M Business Opportunity Value Fund)

Semi-Annual Report
June 30, 2013
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Shares		Value (Note 1)
	COMMON STOCKS—97.4%
	Austria—0.8%
76,380	Erste Group Bank AG	$2,038,607
	Belgium—2.5%
71,983	Anheuser-Busch InBev NV	6,407,913
	Brazil—2.4%
257,620	Banco Bradesco SA (Preference)	3,325,097
186,289	Itau Unibanco Holding SA, ADR (Preference)	2,406,854
67,600	Petroleo Brasileiro SA	490,182
		6,222,133
	Canada—1.6%
69,769	Barrick Gold Corp.	1,098,164
27,656	Potash Corp. of Saskatchewan, Inc.	1,055,015
54,847	Potash Corp. of Saskatchewan, Inc. (New York)	2,091,316
		4,244,495
	China—0.9%
2,224,000	PetroChina Co., Ltd.	2,365,637
	Denmark—2.5%
41,485	Novo Nordisk A/S	6,465,176
	France—16.9%
64,856	Accor SA†	2,282,289
12,783	Air Liquide SA†	1,578,541
290,237	AXA SA	5,702,692
91,960	Cie de St-Gobain	3,722,660
27,134	Cie Generale d'Optique Essilor International SA	2,886,971
59,238	Danone SA	4,445,996
61,148	JCDecaux SA†	1,667,877
28,586	L'Oreal SA	4,697,630
57,562	Legrand SA†	2,670,346
39,449	Pernod-Ricard SA	4,374,402
7,604	Sanofi	788,058
69,880	Schneider Electric SA	5,069,160
17,409	Unibail-Rodamco SE, REIT	4,056,214
		43,942,836
	Germany—8.5%
33,750	Allianz SE, Registered	4,931,217
67,996	Daimler AG, Registered	4,114,246
18,769	Fresenius Medical Care AG & Co. KGaA†	1,332,204
Shares		Value (Note 1)
	Germany (Continued)
12,813	Fresenius SE & Co. KGaA	$1,579,577
29,705	Linde AG	5,542,699
64,042	SAP AG	4,689,847
		22,189,790
	Hong Kong—2.7%
242,000	Cheung Kong Holdings, Ltd.	3,282,393
249,000	China Mobile, Ltd.	2,606,842
360,000	Hang Lung Properties, Ltd.	1,255,536
		7,144,771
	Italy—1.4%
2,339,137	Intesa Sanpaolo SpA	3,748,071
	Japan—8.9%
32,800	FANUC Corp.	4,755,636
152,805	Japan Tobacco, Inc.	5,400,096
67,300	Komatsu, Ltd.	1,555,948
6,000	Mitsubishi Estate Co., Ltd.	159,770
19,600	SMC Corp.	3,936,600
12,900	Takeda Pharmaceutical Co., Ltd.	582,698
110,200	Toyota Motor Corp.	6,655,556
		23,046,304
	Jersey—0.7%
433,661	Glencore Xstrata Plc	1,795,037
	Malaysia—2.2%
914,700	Genting Bhd	3,022,462
857,500	Sime Darby Bhd	2,600,047
		5,622,509
	Netherlands—2.7%
52,305	Heineken NV	3,332,652
117,329	Royal Dutch Shell Plc	3,748,542
		7,081,194
	Singapore—1.7%
98,784	DBS Group Holdings, Ltd.†	1,208,009
208,000	United Overseas Bank, Ltd.	3,259,077
		4,467,086
	Spain—2.9%
606,572	Banco Bilbao Vizcaya Argentaria SA	5,088,612
384,228	Banco Santander SA	2,451,638
		7,540,250

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Shares		Value (Note 1)
	Sweden—5.6%
199,800	Atlas Copco AB†	$4,826,591
144,100	Investor AB	3,874,268
254,813	Sandvik AB	3,047,375
205,839	Volvo AB	2,756,348
		14,504,582
	Switzerland—15.0%
172,574	ABB, Ltd., Registered*	3,747,279
63,286	Cie Financiere Richemont SA	5,597,952
55,714	Holcim, Ltd., Registered*	3,884,143
75,135	Nestle SA, Registered	4,927,863
77,987	Novartis AG, Registered	5,540,128
29,274	Roche Holding AG	7,283,246
10,262	Syngenta AG, Registered	4,015,494
242,223	UBS AG, Registered*	4,123,600
		39,119,705
	Taiwan—1.7%
246,826	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	4,521,852
Shares		Value (Note 1)
	United Kingdom—14.4%
78,819	Anglo American Plc	$1,517,677
288,233	BG Group Plc	4,903,368
113,336	BHP Billiton Plc	2,899,404
115,809	British American Tobacco Plc	5,931,503
133,712	CRH Plc	2,714,979
189,884	Diageo Plc	5,429,515
5,535,434	Lloyds Banking Group Plc*	5,317,513
136,487	Pearson Plc	2,430,877
22,189	Reckitt Benckiser Group Plc	1,568,623
272,732	Rolls-Royce Holdings Plc*	4,703,964
		37,417,423
	United States—1.4%
130,447	Freeport-McMoRan Copper & Gold, Inc.	3,601,642
	TOTAL COMMON STOCKS (Cost $241,929,490)	253,487,013
	PREFERRED STOCK—0.0%
	United Kingdom—0.0%
32,455,108	Rolls Royce Holdings Plc*	49,363
	TOTAL PREFERRED STOCK (Cost $49,468)	49,363
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—4.5%
$6,180,717	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2013	6,180,717
Shares
5,644,076	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.172%		5,644,076
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,824,793)			11,824,793
	TOTAL INVESTMENTS AT MARKET VALUE—101.9% (Cost $253,803,751)			265,361,169
	Liabilities in Excess of Other Assets—(1.9)%			(5,013,807)
	NET ASSETS—100.0%			$260,347,362

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

†  Denotes all or a portion of security on loan (Note 1)

*  Non-income producing security

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

At June 30, 2013, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	11.1%
Machinery	8.0%
Pharmaceuticals	8.0%
Beverages	7.5%
Chemicals	5.5%
Electrical Equipment	4.4%
Oil, Gas and Consumable Fuels	4.4%
Tobacco	4.4%
Metals and Mining	4.2%
Automobiles	4.1%
Insurance	4.1%
Food Products	3.6%
Construction Materials	2.5%
Textiles, Apparel and Luxury Goods	2.2%
Hotels, Restaurants & Leisure	2.0%
Aerospace & Defense	1.8%
Personal Products	1.8%
Real Estate Management and Development	1.8%
Software	1.8%
Semiconductors and Semiconductor Equipment	1.7%
Capital Markets	1.6%
Media	1.6%
Real Estate Investment Trusts (REITs)	1.6%
Diversified Financial Services	1.5%
Building Products	1.4%
Health Care Equipment and Supplies	1.1%
Health Care Providers and Services	1.1%
Industrial Conglomerates	1.0%
Wireless Telecommunication Services	1.0%
Household Products	0.6%
Short-Term Investments	4.5%
Total	101.9%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Shares		Value (Note 1)
	COMMON STOCKS—99.3%
	Aerospace & Defense—4.1%
28,400	Precision Castparts Corp.	$6,418,684
	Beverages—5.9%
14,800	Diageo Plc, SP ADR	1,701,260
59,500	Monster Beverage Corp.*	3,615,815
80,800	SABMiller Plc, SP ADR	3,893,752
		9,210,827
	Biotechnology—10.2%
53,300	Alexion Pharmaceuticals, Inc.*	4,916,392
95,200	Celgene Corp.*	11,129,832
		16,046,224
	Capital Markets—3.4%
20,675	BlackRock, Inc.	5,310,374
	Chemicals—10.0%
72,100	Ecolab, Inc.	6,142,199
61,300	Monsanto Co.	6,056,440
29,500	Praxair, Inc.	3,397,220
		15,595,859
	Health Care Equipment and Supplies—4.3%
13,170	Intuitive Surgical, Inc.*	6,671,658
	Hotels, Restaurants & Leisure—13.7%
112,600	Las Vegas Sands Corp.	5,959,918
87,000	Starbucks Corp.	5,697,630
28,200	Wynn Resorts, Ltd.	3,609,600
90,000	Yum! Brands, Inc.	6,240,600
		21,507,748
	Industrial Conglomerates—2.5%
168,900	General Electric Co.	3,916,791
Shares		Value (Note 1)
	Internet Software and Services—12.6%
132,900	eBay, Inc.*	$6,873,588
7,570	Google, Inc., Class A*	6,664,401
160,300	Tencent Holdings, Ltd., ADR	6,245,288
		19,783,277
	IT Services—4.4%
37,700	Visa, Inc., Class A	6,889,675
	Media—7.4%
77,400	Discovery Communications, Inc., Class A†,*	5,976,054
97,600	Time Warner, Inc.	5,643,232
		11,619,286
	Multiline Retail—6.0%
137,300	Dollar General Corp.*	6,924,039
40,900	Family Dollar Stores, Inc.†	2,548,479
		9,472,518
	Oil, Gas and Consumable Fuels—2.8%
116,800	Kinder Morgan, Inc./DE	4,455,920
	Personal Products—3.2%
75,500	Estee Lauder Cos., Inc. (The), Class A	4,965,635
	Road and Rail—3.4%
34,300	Union Pacific Corp.	5,291,804
	Software—2.2%
48,100	SAP AG, SP ADR	3,503,123
	Specialty Retail—3.2%
100,600	TJX Cos., Inc.	5,036,036
	TOTAL COMMON STOCKS (Cost $128,873,212)	155,695,439

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—3.9%
$3,658,321	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2013	$3,658,321
Shares
2,378,699	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.172%		2,378,699
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,037,020)			6,037,020
	TOTAL INVESTMENTS AT MARKET VALUE—103.2% (Cost $134,910,232)			161,732,459
	Liabilities in Excess of Other Assets—(3.2)%			(5,012,042)
	NET ASSETS—100.0%			$156,720,417

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

At June 30, 2013, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Consumer Discretionary	30.3%
Information Technology	19.2%
Health Care	14.5%
Industrials	10.0%
Materials	10.0%
Consumer Staples	9.1%
Financials	3.4%
Energy	2.8%
Short-Term Investments	3.9%
Total	103.2%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Shares		Value (Note 1)
	COMMON STOCKS—97.5%
	Aerospace & Defense—0.5%
48,890	Orbital Sciences Corp.*	$849,219
	Air Freight and Logistics—1.5%
30,100	Hub Group, Inc., Class A*	1,096,242
80,900	UTi Worldwide, Inc.	1,332,423
		2,428,665
	Airlines—5.3%
16,900	Alaska Air Group, Inc.*	878,800
95,300	JetBlue Airways Corp.†,*	600,390
212,300	United Continental Holdings, Inc.*	6,642,867
33,100	US Airways Group, Inc.†,*	543,502
		8,665,559
	Auto Components—1.7%
16,200	Autoliv, Inc.	1,253,718
42,800	Modine Manufacturing Co.*	465,664
7,700	Tenneco, Inc.*	348,656
11,300	TRW Automotive Holdings Corp.*	750,772
		2,818,810
	Biotechnology—1.3%
6,300	BioMarin Pharmaceutical, Inc.*	351,477
47,200	InterMune, Inc.†,*	454,064
31,000	Myriad Genetics, Inc.*	832,970
140,200	Nanosphere, Inc.*	430,414
		2,068,925
	Building Products—2.1%
18,500	Apogee Enterprises, Inc.	444,000
35,000	Lennox International, Inc.	2,258,900
14,100	Trex Co., Inc.*	669,609
		3,372,509
	Capital Markets—1.4%
15,800	LPL Financial Holdings, Inc.	596,608
28,200	Raymond James Financial, Inc.	1,212,036
11,500	Waddell & Reed Financial, Inc., Class A	500,250
		2,308,894
Shares		Value (Note 1)
	Chemicals—3.2%
19,700	Albemarle Corp.	$1,227,113
25,600	Cabot Corp.	957,952
8,900	Celanese Corp., Series A	398,720
20,400	FMC Corp.	1,245,624
16,100	Kraton Performance Polymers, Inc.*	341,320
48,700	Tronox, Ltd., Class A	981,305
		5,152,034
	Commercial Banks—2.5%
278,000	CapitalSource, Inc.	2,607,640
45,630	Popular, Inc.*	1,383,958
		3,991,598
	Commercial Services & Supplies—0.7%
33,930	KAR Auction Services, Inc.	775,979
15,220	Ritchie Bros. Auctioneers, Inc.†	292,529
		1,068,508
	Communications Equipment—0.5%
15,500	ADTRAN, Inc.†	381,455
28,014	Arris Group, Inc.*	402,001
		783,456
	Computers and Peripherals—0.5%
21,800	Synaptics, Inc.*	840,608
	Construction and Engineering—2.3%
21,600	Foster Wheeler AG*	468,936
9,600	Jacobs Engineering Group, Inc.*	529,248
32,900	KBR, Inc.	1,069,250
30,500	Primoris Services Corp.	601,460
43,300	Quanta Services, Inc.*	1,145,718
		3,814,612
	Construction Materials—2.6%
44,300	Caesarstone Sdot-Yam, Ltd.*	1,206,289
33,300	Eagle Materials, Inc.	2,206,791
7,700	Martin Marietta Materials, Inc.†	757,834
		4,170,914
	Consumer Finance—0.4%
36,400	Green Dot Corp., Class A*	726,180

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Shares		Value (Note 1)
	Containers and Packaging—2.1%
94,350	Berry Plastics Group, Inc.*	$2,082,305
15,400	Crown Holdings, Inc.*	633,402
15,900	Packaging Corp. of America	778,464
		3,494,171
	Diversified Consumer Services—0.8%
37,200	K12, Inc.†,*	977,244
7,500	Sotheby's†	284,325
		1,261,569
	Diversified Financial Services—0.7%
44,365	Leucadia National Corp.	1,163,250
	Diversified Telecommunication Services—2.4%
85,700	Cogent Communications Group, Inc.†	2,412,455
123,100	Premiere Global Services, Inc.*	1,485,817
		3,898,272
	Electrical Equipment—2.3%
51,700	Belden, Inc.	2,581,381
11,000	Hubbell, Inc., Class B	1,089,000
		3,670,381
	Electronic Equipment, Instruments & Components—5.0%
52,500	DTS, Inc.*	1,080,450
168,600	Flextronics International, Ltd.*	1,304,964
25,600	Itron, Inc.*	1,086,208
40,900	Jabil Circuit, Inc.	833,542
64,200	Rogers Corp.*	3,037,944
25,900	Universal Display Corp.†,*	728,049
		8,071,157
	Energy Equipment and Services—2.6%
17,300	Atwood Oceanics, Inc.*	900,465
11,900	CARBO Ceramics, Inc.†	802,417
19,300	Dril-Quip, Inc.*	1,742,597
90,200	McDermott International, Inc.*	737,836
		4,183,315
Shares		Value (Note 1)
	Health Care Equipment and Supplies—8.2%
15,700	ABIOMED, Inc.†,*	$338,492
28,600	Cooper Cos., Inc. (The)	3,404,830
134,600	Dexcom, Inc.*	3,021,770
9,700	Edwards Lifesciences Corp.*	651,840
106,900	Insulet Corp.†,*	3,357,729
74,740	MAKO Surgical Corp.†,*	900,617
64,300	Symmetry Medical, Inc.*	541,406
49,060	Syneron Medical, Ltd.*	426,822
215,800	Unilife Corp.†,*	684,086
		13,327,592
	Health Care Providers and Services—1.4%
20,822	Catamaran Corp.*	1,014,448
14,600	Mednax, Inc.†,*	1,337,068
		2,351,516
	Household Durables—0.7%
20,400	Harman International Industries, Inc.	1,105,680
	Industrial Conglomerates—0.4%
10,800	Carlisle Cos., Inc.	672,948
	Insurance—2.9%
10,800	Everest Re Group, Ltd.	1,385,208
34,800	Fidelity National Financial, Inc.	828,588
19,500	HCC Insurance Holdings, Inc.	840,645
40,200	W. R. Berkley Corp.	1,642,572
		4,697,013
	Internet Software and Services—3.0%
24,000	Akamai Technologies, Inc.*	1,021,200
90,200	Brightcove, Inc.†,*	790,152
15,000	comScore, Inc.*	365,850
25,600	IntraLinks Holdings, Inc.*	185,856
102,540	QuinStreet, Inc.*	884,920
67,600	Responsys, Inc.*	967,356
24,370	Web.com Group, Inc.*	623,872
		4,839,206
	IT Services—0.5%
9,200	Global Payments, Inc.	426,144
24,900	Verifone Systems, Inc.*	418,569
		844,713

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Shares		Value (Note 1)
	Life Sciences Tools and Services—1.2%
900	Covance, Inc.*	$68,526
16,700	Illumina, Inc.†,*	1,249,828
31,200	QIAGEN NV*	621,192
		1,939,546
	Machinery—3.8%
42,300	Harsco Corp.	980,937
118,800	Meritor, Inc.*	837,540
16,700	Pall Corp.	1,109,381
7,000	Pentair, Ltd.	403,830
183,400	Wabash National Corp.†,*	1,867,012
14,100	WABCO Holdings, Inc.*	1,053,129
		6,251,829
	Marine—0.4%
8,900	Kirby Corp.†,*	707,906
	Media—2.0%
41,800	Imax Corp.†,*	1,039,148
83,500	Lions Gate Entertainment Corp.†,*	2,293,745
		3,332,893
	Metals and Mining—2.1%
28,800	Agnico-Eagle Mines, Ltd.	793,152
39,700	Allegheny Technologies, Inc.†	1,044,507
85,200	Globe Specialty Metals, Inc.	926,124
51,400	Horsehead Holding Corp.*	658,434
		3,422,217
	Oil, Gas and Consumable Fuels—6.8%
16,600	Abraxas Petroleum Corp.†,*	34,860
16,400	Bonanza Creek Energy, Inc.*	581,544
24,900	Cabot Oil & Gas Corp.	1,768,398
73,500	Carrizo Oil & Gas, Inc.†,*	2,082,255
15,300	CONSOL Energy, Inc.	414,630
16,200	Continental Resources, Inc.†,*	1,394,172
26,100	InterOil Corp.†,*	1,814,211
106,520	KiOR, Inc., Class A*	608,229
61,300	Rex Energy Corp.*	1,077,654
34,300	World Fuel Services Corp.†	1,371,314
		11,147,267
Shares		Value (Note 1)
	Pharmaceuticals—0.8%
8,200	Actavis, Inc.*	$1,035,004
2,800	Perrigo Co.	338,800
		1,373,804
	Professional Services—0.9%
89,300	RPX Corp.*	1,500,240
	Road and Rail—0.8%
8,200	Kansas City Southern	868,872
9,200	Landstar System, Inc.	473,800
		1,342,672
	Semiconductors and Semiconductor Equipment—8.8%
26,800	Altera Corp.	884,132
54,100	Atmel Corp.*	397,635
12,700	Cabot Microelectronics Corp.*	419,227
100,000	Cypress Semiconductor Corp.†,*	1,073,000
86,400	Fairchild Semiconductor International, Inc.*	1,192,320
64,400	Integrated Device Technology, Inc.*	511,336
35,000	International Rectifier Corp.*	732,900
43,000	Maxim Integrated Products, Inc.	1,194,540
35,700	Microsemi Corp.*	812,175
68,800	Monolithic Power Systems, Inc.	1,658,768
78,700	ON Semiconductor Corp.*	635,896
12,400	Silicon Laboratories, Inc.*	513,484
41,370	Skyworks Solutions, Inc.*	905,589
63,500	SunEdison, Inc.*	518,795
18,000	Tessera Technologies, Inc.	374,400
141,700	TriQuint Semiconductor, Inc.*	981,981
43,300	Ultratech, Inc.*	1,589,976
		14,396,154
	Software—3.3%
26,300	Advent Software, Inc.*	922,078
42,000	Electronic Arts, Inc.*	964,740
105,434	Rovi Corp.*	2,408,113
5,400	Seachange International, Inc.*	63,234
98,600	TiVo, Inc.†,*	1,089,530
		5,447,695
	Specialty Retail—1.5%
39,540	Chico's FAS, Inc.	674,552
15,500	Rue21, Inc.†,*	644,955
47,700	Select Comfort Corp.†,*	1,195,362
		2,514,869

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Shares		Value (Note 1)
	Textiles, Apparel and Luxury Goods—0.8%
15,700	Hanesbrands, Inc.	$807,294
23,000	Vera Bradley, Inc.†,*	498,180
		1,305,474
	Trading Companies and Distributors—1.8%
49,374	MRC Global, Inc.*	1,363,710
17,800	Watsco, Inc.	1,494,488
		2,858,198
Shares		Value (Note 1)
	Wireless Telecommunication Services—3.0%
515,500	NII Holdings, Inc.†,*	$3,438,385
18,600	SBA Communications Corp., Class A*	1,378,632
		4,817,017
	TOTAL COMMON STOCKS (Cost $107,853,275)	158,999,055
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—20.2%
$4,412,566	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2013	4,412,566
Shares
28,525,316	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.172%		28,525,316
	TOTAL SHORT-TERM INVESTMENTS (Cost $32,937,882)			32,937,882
	TOTAL INVESTMENTS AT MARKET VALUE—117.7% (Cost $140,791,157)			191,936,937
	Liabilities in Excess of Other Assets—(17.7)%			(28,874,310)
	NET ASSETS—100.0%			$163,062,627

Notes to the Schedule of Investments:

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

At June 30, 2013, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	22.8%
Information Technology	21.6%
Health Care	12.9%
Materials	10.0%
Energy	9.4%
Financials	7.9%
Consumer Discretionary	7.5%
Telecommunication Services	5.4%
Short-Term Investments	20.2%
Total	117.7%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2013

Shares		Value (Note 1)
	COMMON STOCKS—97.7%
	Aerospace & Defense—4.0%
4,200	General Dynamics Corp.	$328,986
6,800	L-3 Communications Holdings, Inc.	583,032
12,800	Northrop Grumman Corp.	1,059,840
16,300	Raytheon Co.	1,077,756
		3,049,614
	Airlines—1.7%
8,200	Alaska Air Group, Inc.†,*	426,400
29,800	Delta Air Lines, Inc.*	557,558
21,800	Southwest Airlines Co.	281,002
		1,264,960
	Auto Components—0.9%
15,500	Goodyear Tire & Rubber Co. (The)†,*	236,995
3,500	Lear Corp.	211,610
3,600	Magna International, Inc.	256,392
		704,997
	Beverages—1.1%
10,300	PepsiCo, Inc.	842,437
	Biotechnology—3.1%
8,000	Amgen, Inc.	789,280
1,000	Biogen Idec, Inc.*	215,200
3,600	Celgene Corp.*	420,876
5,800	Gilead Sciences, Inc.†,*	297,018
7,400	Myriad Genetics, Inc.†,*	198,838
6,200	United Therapeutics Corp.*	408,084
		2,329,296
	Capital Markets—2.6%
3,900	Franklin Resources, Inc.	530,478
9,500	Goldman Sachs Group, Inc. (The)	1,436,875
		1,967,353
	Chemicals—1.5%
1,600	CF Industries Holdings, Inc.	274,400
13,000	LyondellBasell Industries NV, Class A	861,380
		1,135,780
Shares		Value (Note 1)
	Commercial Banks—8.1%
51,500	Fifth Third Bancorp	$929,575
123,800	Huntington Bancshares Inc/OH	975,544
91,500	KeyCorp	1,010,160
4,300	PNC Financial Services Group, Inc.	313,556
97,100	Regions Financial Corp.	925,363
48,000	Wells Fargo & Co.	1,980,960
		6,135,158
	Communications Equipment—0.6%
18,800	Cisco Systems, Inc.	457,028
	Computers and Peripherals—2.7%
600	Apple, Inc.	237,648
5,700	SanDisk Corp.*	348,270
13,000	Seagate Technology Plc	582,790
14,600	Western Digital Corp.	906,514
		2,075,222
	Construction and Engineering—2.2%
13,600	AECOM Technology Corp.*	432,344
13,700	Fluor Corp.†	812,547
8,600	URS Corp.	406,092
		1,650,983
	Consumer Finance—1.4%
22,900	Discover Financial Services	1,090,956
	Containers and Packaging—1.3%
10,600	Packaging Corp. of America	518,976
5,000	Rock Tenn Co., Class A	499,400
		1,018,376
	Diversified Financial Services—5.9%
12,800	Bank of America Corp.	164,608
6,700	CBOE Holdings, Inc.†	312,488
29,100	Citigroup, Inc.	1,395,927
48,800	JPMorgan Chase & Co.	2,576,152
		4,449,175
	Diversified Telecommunication Services—2.6%
32,100	AT&T, Inc.	1,136,340
15,900	Verizon Communications, Inc.	800,406
		1,936,746

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Shares		Value (Note 1)
	Electric Utilities—3.5%
22,900	American Electric Power Co., Inc.	$1,025,462
20,900	Edison International	1,006,544
9,400	Entergy Corp.	654,992
		2,686,998
	Electronic Equipment, Instruments & Components—1.6%
7,600	Avnet, Inc.*	255,360
48,400	Ingram Micro, Inc., Class A*	919,116
		1,174,476
	Energy Equipment and Services—1.7%
17,700	Halliburton Co.	738,444
20,800	Superior Energy Services, Inc.*	539,552
		1,277,996
	Food and Staples Retailing—1.1%
24,600	Kroger Co. (The)	849,684
	Food Products—2.1%
9,700	Hershey Co. (The)	866,016
4,300	Hillshire Brands Co.	142,244
22,500	Tyson Foods, Inc., Class A	577,800
		1,586,060
	Health Care Providers and Services—5.6%
15,700	AmerisourceBergen Corp.	876,531
12,800	Cigna Corp.	927,872
10,900	Humana, Inc.†	919,742
7,700	McKesson Corp.	881,650
7,700	WellPoint, Inc.	630,168
		4,235,963
	Household Durables—2.4%
9,700	Jarden Corp.*	424,375
21,400	Newell Rubbermaid, Inc.	561,750
7,000	Whirlpool Corp.	800,520
		1,786,645
	Household Products—0.9%
6,900	Kimberly-Clark Corp.	670,266
	Independent Power Producers and Energy Traders—1.2%
76,500	AES Corp./VA	917,235
Shares		Value (Note 1)
	Insurance—9.5%
12,300	Allstate Corp. (The)	$591,876
13,200	American Financial Group Inc/OH	645,612
5,500	American International Group, Inc.*	245,850
20,000	Axis Capital Holdings, Ltd.†	915,600
4,800	Chubb Corp.	406,320
2,600	Everest Re Group, Ltd.	333,476
17,000	Hartford Financial Services Group, Inc. (The)†	525,640
5,700	Lincoln National Corp.†	207,879
10,400	PartnerRe, Ltd.	941,824
9,400	RenaissanceRe Holdings, Ltd.†	815,826
11,900	Travelers Cos., Inc. (The)	951,048
12,400	Unum Group	364,188
7,500	XL Group Plc	227,400
		7,172,539
	Internet Software and Services—0.6%
500	Google, Inc., Class A*	440,185
	IT Services—0.7%
10,900	Amdocs, Ltd.	404,281
3,300	Computer Sciences Corp.	144,441
		548,722
	Machinery—0.2%
3,700	AGCO Corp.	185,703
	Multi-Utilities—1.2%
13,300	DTE Energy Co.	891,233
	Multiline Retail—0.9%
14,700	Macy's, Inc.	705,600
	Oil, Gas and Consumable Fuels—12.9%
15,200	Chevron Corp.	1,798,768
17,300	ConocoPhillips	1,046,650
6,800	CVR Energy, Inc.†	322,320
46,300	Exxon Mobil Corp.	4,183,205
9,100	Marathon Oil Corp.	314,678
13,300	Marathon Petroleum Corp.	945,098
15,400	Murphy Oil Corp.	937,706
5,200	Valero Energy Corp.	180,804
		9,729,229

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

Shares		Value (Note 1)
	Personal Products—0.6%
20,300	Avon Products, Inc.	$426,909
	Pharmaceuticals—4.6%
25,000	Johnson & Johnson	2,146,500
7,900	Mylan Inc/PA*	245,137
39,600	Pfizer, Inc.	1,109,196
		3,500,833
	Real Estate Investment Trusts (REITs)—0.8%
7,500	Equity Lifestyle Properties, Inc., REIT	589,425
	Real Estate Management and Development—0.4%
12,100	CBRE Group, Inc.*	282,656
	Road and Rail—1.3%
6,800	Ryder System, Inc.	413,372
3,600	Union Pacific Corp.	555,408
		968,780
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment—1.0%
4,000	First Solar, Inc.†,*	$178,920
49,000	Marvell Technology Group, Ltd.	573,790
		752,710
	Software—1.1%
13,400	CA, Inc.	383,642
4,800	Microsoft Corp.	165,744
12,000	Symantec Corp.	269,640
		819,026
	Specialty Retail—2.1%
23,400	GameStop Corp., Class A†	983,502
14,400	Gap, Inc. (The)	600,912
		1,584,414
	TOTAL COMMON STOCKS (Cost $68,883,379)	73,891,368
Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—9.8%
$1,573,800	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2013	1,573,800
Shares
5,884,328	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.172%		5,884,328
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,458,128)			7,458,128
	TOTAL INVESTMENTS AT MARKET VALUE—107.5% (Cost $76,341,507)			81,349,496
	Liabilities in Excess of Other Assets—(7.5)%			(5,708,172)
	NET ASSETS—100.0%			$75,641,324

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1)

††  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2013

At June 30, 2013, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	28.7%
Energy	14.6%
Health Care	13.3%
Industrials	9.4%
Information Technology	8.3%
Consumer Discretionary	6.3%
Utilities	5.9%
Consumer Staples	5.8%
Materials	2.8%
Telecommunication Services	2.6%
Short-Term Investments	9.8%
Total	107.5%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2013

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$265,361,169	$161,732,459	$191,936,937	$81,349,496
Cash denominated in foreign currencies***	40,073	—	—	—
Receivable from:
Securities sold	—	—	113,310	1,735,018
Capital stock subscriptions	164,872	40,683	103,696	54,347
Dividends and interest	1,118,929	103,692	50,943	79,930
Prepaid expenses	17,613	10,841	10,845	5,096
Total assets	266,702,656	161,887,675	192,215,731	83,223,887
Liabilities:
Payable for:
Securities purchased	466,047	2,648,100	366,301	1,598,805
Capital stock redemptions	24,776	30,148	106,779	54,964
Investment Adviser, net (Note 2)	153,974	77,629	120,939	20,787
Payable upon return of securities loaned (Note 1)	5,644,076	2,378,699	28,525,316	5,884,328
M Financial Group-compliance expense (Note 2)	5,560	3,282	3,288	1,570
Accrued expenses and other liabilities	60,861	29,400	30,481	22,109
Total liabilities	6,355,294	5,167,258	29,153,104	7,582,563
Net assets	$260,347,362	$156,720,417	$163,062,627	$75,641,324
Net assets consist of:
Paid-in capital	$392,607,466	$130,110,165	$104,695,147	$66,229,675
Undistributed (distributions in excess of) net investment income	2,929,389	199,422	(306,772)	621,656
Accumulated net realized gain (loss) on investments	(146,729,150)	(411,397)	7,528,472	3,782,004
Net unrealized appreciation on investments and foreign currency	11,539,657	26,822,227	51,145,780	5,007,989
Net assets	$260,347,362	$156,720,417	$163,062,627	$75,641,324
Shares outstanding#	22,531,452	7,467,720	6,032,506	5,852,279
Net asset value, offering price and redemption price per share	$11.55	$20.99	$27.03	$12.93
* Cost of investments	$253,803,751	$134,910,232	$140,791,157	$76,341,507
** Includes securities on loan with market values of	$5,346,024	$2,352,278	$27,682,146	$5,789,213
*** Cost of cash denominated in foreign currencies	$40,434	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2013

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Interest	$402	$80	$129	$35
Securities lending income	146,705	8,526	126,272	1,873
Dividends*	5,073,450	782,645	400,238	798,196
Total investment income	5,220,557	791,251	526,639	800,104
Expenses:
Investment advisory fee (Note 2)	908,196	459,107	694,783	207,269
Custody, fund accounting, transfer agent and administration fees	229,470	78,208	81,249	58,145
Professional fees	14,163	10,910	12,453	11,348
Printing and shareholder reporting	7,360	9,109	7,123	14,308
Directors' fees and expenses	31,629	16,158	19,673	8,533
Compliance expenses (Note 2)	10,940	6,482	6,415	3,108
Other	21,086	11,755	11,715	6,016
Total expenses	1,222,844	591,729	833,411	308,727
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(10,285)	—	—	(125,819)
Net operating expenses	1,212,559	591,729	833,411	182,908
Net investment income (loss)	4,007,998	199,522	(306,772)	617,196
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	552,188	9,095,904	8,876,851	17,844,637
Foreign currency transactions	(42,277)	—	—	—
Net realized gain	509,911	9,095,904	8,876,851	17,844,637
Net change in unrealized appreciation (depreciation) on:
Investments	(4,265,527)	4,260,812	15,684,041	(8,668,468)
Foreign currency and net other assets	(12,229)	—	—	—
Net change in unrealized appreciation (depreciation)	(4,277,756)	4,260,812	15,684,041	(8,668,468)
Net realized and unrealized gain (loss)	(3,767,845)	13,356,716	24,560,892	9,176,169
Net increase in net assets resulting from operations	$240,153	$13,556,238	$24,254,120	$9,793,365
* Net of foreign taxes withheld of:	$601,316	$6,881	$2,626	$1,230

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets from:
Operations:
Net investment income	$4,007,998	$4,311,847	$199,522	$540,300
Net realized gain (loss) on investments and foreign currency transactions	509,911	(2,819,740)	9,095,904	8,675,307
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,277,756)	44,699,555	4,260,812	10,876,726
Net increase in net assets resulting from operations	240,153	46,191,662	13,556,238	20,092,333
Distributions to shareholders:
From net investment income	(1,071,092)	(4,764,158)	(540,404)	(61,294)
Total distributions to shareholders	(1,071,092)	(4,764,158)	(540,404)	(61,294)
Fund share transactions (Note 4):
Proceeds from shares sold	31,770,175	28,965,580	19,316,433	43,833,222
Net asset value of shares issued on reinvestment of distributions	1,071,092	4,764,158	540,404	61,294
Cost of shares repurchased	(14,663,586)	(65,109,841)	(18,425,695)	(22,781,344)
Net increase (decrease) in net assets resulting from Fund share transactions	18,177,681	(31,380,103)	1,431,142	21,113,172
Total change in net assets	17,346,742	10,047,401	14,446,976	41,144,211
Net Assets:
Beginning of period	243,000,620	232,953,219	142,273,441	101,129,230
End of period*	$260,347,362	$243,000,620	$156,720,417	$142,273,441
* Including undistributed (distributions in excess of) net investment income of:	$2,929,389	$(7,517)	$199,422	$540,304

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(306,772)	$141,402	$617,196	$991,062
Net realized gain on investments and foreign currency transactions	8,876,851	10,997,867	17,844,637	4,241,112
Net change in unrealized appreciation (depreciation) on investments and foreign currency	15,684,041	11,259,027	(8,668,468)	5,542,948
Net increase in net assets resulting from operations	24,254,120	22,398,296	9,793,365	10,775,122
Distributions to shareholders:
From net investment income	—	(440,587)	(986,599)	(568,566)
From net realized capital gains	(2,255,301)	(8,927,116)	—	—
Total distributions to shareholders	(2,255,301)	(9,367,703)	(986,599)	(568,566)
Fund share transactions (Note 4):
Proceeds from shares sold	7,504,975	17,441,958	6,185,706	8,865,834
Net asset value of shares issued on reinvestment of distributions	2,255,301	9,367,703	986,599	568,566
Cost of shares repurchased	(10,619,319)	(30,597,843)	(8,564,969)	(16,601,839)
Net decrease in net assets resulting from Fund share transactions	(859,043)	(3,788,182)	(1,392,664)	(7,167,439)
Total change in net assets	21,139,776	9,242,411	7,414,102	3,039,117
Net assets:
Beginning of period	141,922,851	132,680,440	68,227,222	65,188,105
End of period*	$163,062,627	$141,922,851	$75,641,324	$68,227,222
* Including undistributed (distributions in excess of) net investment income of:	$(306,772)	$—	$621,656	$991,059

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of period	$11.57		$9.78	$11.72		$11.57	$9.44	$18.45
Income from investment operations:
Net investment income	0.18	‡	0.19 ‡	0.30	‡	0.34 ‡	0.24 ‡	0.48 ‡
Net realized and unrealized gain (loss) on investments	(0.15)		1.83	(1.89)		0.19	2.15	(7.71)
Total from investment operations	0.03		2.02	(1.59)		0.53	2.39	(7.23)
Less distributions to shareholders:
From net investment income	(0.05)		(0.23)	(0.35)		(0.38)	(0.26)	(0.51)
From net realized capital gains	—		—	—		—	—	(1.27)
From return of capital	—		—	—		—	(0.00)†	—
Total distributions	(0.05)		(0.23)	(0.35)		(0.38)	(0.26)	(1.78)
Net asset value, end of period	$11.55		$11.57	$9.78		$11.72	$11.57	$9.44
Total Return	0.24	%*	20.68%	(13.56)%		4.61%	25.28%	(39.84)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$260,347		$243,001	$232,953		$295,324	$311,989	$274,091
Net expenses to average daily net assets	0.93	%**	0.95%	0.93%		0.91%	0.94%	0.91%
Net investment income to average daily net assets	3.09	%**	1.75%	2.69%		3.02%	2.33%	3.17%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.94	%**	0.97%	0.95%		0.92%	0.95%	N/A
Net investment income	3.08	%**	1.73%	2.67%		3.01%	2.32%	N/A
Portfolio turnover rate	5	%*	15%	103	%R	11%	9%	25%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

R  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
Net asset value, beginning of period	$19.20		$16.10	$16.23	$13.24	$9.70		$19.52
Income from investment operations:
Net investment income (loss)	0.03	‡	0.08 ‡	0.01 ‡	(0.01)‡	0.05	‡	0.07 ‡
Net realized and unrealized gain (loss) on investments	1.83		3.03	(0.14)	3.05	3.56		(9.46)
Total from investment operations	1.86		3.11	(0.13)	3.04	3.61		(9.39)
Less distributions to shareholders:
From net investment income	(0.07)		(0.01)	—	(0.05)	(0.07)		(0.00)†
From net realized capital gains	—		—	—	—	—		(0.43)
Total distributions	(0.07)		(0.01)	—	(0.05)	(0.07)		(0.43)
Net asset value, end of period	$20.99		$19.20	$16.10	$16.23	$13.24		$9.70
Total Return	9.70	%*	19.31%	(0.80)%	23.06%	37.40%		(48.97)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$156,720		$142,273	$101,129	$110,644	$100,153		$86,611
Net expenses to average daily net assets	0.77	%**	0.80%	0.83%	0.83%	0.74%		0.70%
Net investment income (loss) to average daily net assets	0.26	%**	0.42%	0.06%	(0.11)%	0.41%		0.43%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	N/A	N/A	0.83%		N/A
Net investment income	N/A		N/A	N/A	N/A	0.32%		N/A
Portfolio turnover rate	37	%*	67%	78%	81%	171	%R	237%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

R  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of period	$23.38		$21.33	$25.94	$20.47	$13.78	$24.74
Income from investment operations:
Net investment income (loss)	(0.05	)‡	0.02 ‡	(0.09)‡	(0.02)‡	0.05 ‡	0.01 ‡
Net realized and unrealized gain (loss) on investments	4.08		3.67	(1.77)	5.54	6.65	(10.33)
Total from investment operations	4.03		3.69	(1.86)	5.52	6.70	(10.32)
Less distributions to shareholders:
From net investment income	—		(0.08)	—	(0.05)	(0.01)	—
From net realized capital gains	(0.38)		(1.56)	(2.75)	—	—	(0.64)
Total distributions	(0.38)		(1.64)	(2.75)	(0.05)	(0.01)	(0.64)
Net asset value, end of period	$27.03		$23.38	$21.33	$25.94	$20.47	$13.78
Total Return	17.26	%*	17.43%	(7.22)%	27.00%	48.61%	(42.03)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$163,063		$141,923	$132,680	$156,460	$140,099	$106,784
Net expenses to average daily net assets	1.08	%**	1.10%	1.10%	1.10%	1.13%	1.09%
Net investment income (loss) to average daily net assets	(0.40	)%**	0.10%	(0.35)%	(0.09)%	0.28%	0.07%
Portfolio turnover rate	12	%*	21%	35%	22%	16%	28%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net asset value, beginning of period	$11.44		$9.84	$10.30	$9.50	$7.69	$12.11
Income from investment operations:
Net investment income	0.11	‡	0.16 ‡	0.08 ‡	0.03 ‡	0.06 ‡	0.09 ‡
Net realized and unrealized gain (loss) on investments	1.55		1.53	(0.50)	0.84	1.82	(4.16)
Total from investment operations	1.66		1.69	(0.42)	0.87	1.88	(4.07)
Less distributions to shareholders:
From net investment income	(0.17)		(0.09)	(0.04)	(0.07)	(0.07)	(0.01)
From net realized capital gains	—		—	—	—	—	(0.34)
Total distributions	(0.17)		(0.09)	(0.04)	(0.07)	(0.07)	(0.35)
Net asset value, end of period	$12.93		$11.44	$9.84	$10.30	$9.50	$7.69
Total Return	14.47	%*	17.29%	(4.11)%	9.27%	24.58%	(34.48)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$75,641		$68,227	$65,188	$78,650	$89,199	$67,674
Net expenses to average daily net assets	0.50	%**	0.64%	0.89%	0.88%	0.88%	0.88%
Net investment income to average daily net assets	1.70	%**	1.47%	0.81%	0.34%	0.74%	0.81%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.85	%**	0.93%	0.91%	0.90%	0.95%	N/A
Net investment income	1.35	%**	1.18%	0.79%	0.32%	0.67%	N/A
Portfolio turnover rate	102	%*R	41%	35%	49%	58%	169%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

R  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2013, the Company consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (formerly, known as M Business Opportunity Value Fund) (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund seeks long-term capital appreciation with a strategy of normally investing at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States, with a focus on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities, including common and preferred stocks, with capitalizations of $10 billion or more. M Capital Appreciation Fund seeks maximum capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500 Index, with capitalizations of $500 million or less. M Large Cap Value Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities of U.S. issuers in the large-capitalization segment of the U.S. stock market, with capitalizations of $5 billion or more.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company's Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2013, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$203,565,868	$—	$—	$203,565,868

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the period, December 31, 2012.

During the period ended June 30, 2013, financial assets with a combined market value of $203,565,868 held by M International Equity Fund transferred from Level 2 to Level 1 due to these securities changing pricing sources in the period.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund's securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of June 30, 2013, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$5,346,024	$5,644,076
M Large Cap Growth Fund	2,352,278	2,378,699
M Capital Appreciation Fund	27,682,146	28,525,316
M Large Cap Value Fund	5,789,213	5,884,328

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The Funds did not have any unrecognized tax benefits as of June 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2013, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2010 through December 2012. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.70% on the first $1 billion
0.65% on amounts above $1 billion
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on amounts above $100 million
M Capital Appreciation Fund	0.90%
M Large Cap Value Fund*	0.45% of the first $250 million
0.35% of the next $250 million
0.30% of the next $250 million
0.275% on amounts thereafter

*  Due to a change in M Large Cap Value Fund's sub-adviser, effective May 1, 2013, the aggregate fee rate payable to the Adviser is 0.45% of the first $250 million, 0.35% of the next $250 million, 0.30% of the next $250 million and 0.275% thereafter of the Fund's average daily net assets. Prior to May 1, 2013, the fee payable to the Adviser for the Fund was 0.65% of the first $50 million, 0.60% of the next $50 million, 0.55% of the next $100 million and 0.50% thereafter of the Fund's average daily net assets. For the period January 1, 2013 through April 30, 2013, the previous sub-adviser for the Fund waived all of its sub-advisory fees payable by the Adviser. Due to the waiver by the sub-adviser, the overall Advisory fees were reduced to 0.15% of the Fund's average daily net assets. Consequently, the Adviser waived a portion of the fee payable by the Fund, so that the fee payable to the Adviser was reduced to 0.15% of the Fund's average daily net assets. The amount waived was $114,948 (0.16%).

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective May 1, 2013 through April 30, 2014. For the six months ended June 30, 2013, the Adviser

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

reimbursed $10,285 (0.01%) and $10,871 (0.03%) for the M International Equity Fund and M Large Cap Value Fund, respectively.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and AJO, LP to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

Effective May 1, 2013, AJO, LP replaced Indian Asset Management LLC as the sub-adviser to the M Large Cap Value Fund.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.55% on the first $1 billion
0.50% on the amounts above $1 billion
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts above $100 million
M Capital Appreciation Fund	0.75%
M Large Cap Value Fund*	0.30% on the first $250 million
0.20% on the next $250 million
0.15% on the next $250 million
0.125% thereafter

*  Due to a change in the M Large Cap Value Fund's sub-adviser, effective May 1, 2013, the sub-advisory fee payable to the sub-adviser is 0.30% on the first $250 million, 0.20% on the next $250 million, 0.15% on the next $250 million and 0.125% thereafter of the Fund's average daily net assets. Prior to May 1, 2013, the fee payable to the sub-adviser for the Fund was 0.50% on the first $50 million, 0.45% on the next $50 million, 0.40% on the next $100 million and 0.35% thereafter of the Fund's average daily net assets. For the period January 1, 2013 through April 30, 2013, the previous sub-adviser for the M Large Cap Value Fund waived all of its sub-advisory fees payable by the Adviser.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Company pays no compensation to its officers, other than the Chief Compliance Officer ("CCO"). The Company pays each interested Director $1,500 per meeting attended. The Company pays each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2013, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$31,688,581	$12,645,789
M Large Cap Growth Fund	59,405,917	55,601,856
M Capital Appreciation Fund	18,973,312	23,031,145
M Large Cap Value Fund	74,075,089	77,058,837

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Shares sold	2,667,963	2,711,743	918,486	2,371,994
Shares repurchased	(1,225,912)	(5,949,513)	(887,770)	(1,243,934)
Distributions reinvested	92,896	418,836	26,018	3,491
Net increase (decrease)	1,534,947	(2,818,934)	56,734	1,131,551
Fund Shares:
Beginning of year	20,996,505	23,815,439	7,410,986	6,279,435
End of year	22,531,452	20,996,505	7,467,720	7,410,986
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2013	Year Ended December 31, 2012	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Shares sold	288,445	751,094	484,854	837,853
Shares repurchased	(410,607)	(1,308,291)	(676,026)	(1,552,030)
Distributions reinvested	84,818	406,411	77,502	55,961
Net decrease	(37,344)	(150,786)	(113,670)	(658,216)
Fund Shares:
Beginning of year	6,069,850	6,220,636	5,965,949	6,624,165
End of year	6,032,506	6,069,850	5,852,279	5,965,949

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments

M International Equity Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered.

The Funds did not engage in derivative transactions for the six months ended June 30, 2013.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2013, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc., Sun Life Insurance Co. and TIAA-CREF Life Insurance Co. through their separate accounts, the separate accounts of their subsidiaries, as well as M Financial Holdings Incorporated through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2013 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	ING-Security Life of Denver
M International Equity Fund	0.8%	37.7%	34.4%	16.3%	6.0%
M Large Cap Growth Fund	1.5%	48.5%	34.4%	4.2%	2.8%
M Capital Appreciation Fund	1.1%	42.8%	45.3%	1.9%	3.8%
M Large Cap Value Fund	2.9%	35.4%	47.7%	4.0%	2.2%

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Beneficial Interest (Continued)

	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	Sun Life Insurance Co.	TIAA-CREF Life Insurance Co.
M International Equity Fund	2.1%	0.0	%(1)	0.2%	1.8%	0.2%
M Large Cap Growth Fund	2.7%	—%		0.4%	2.6%	0.2%
M Capital Appreciation Fund	2.5%	0.0	%(1)	0.4%	1.7%	0.2%
M Large Cap Value Fund	4.9%	—%		0.7%	1.8%	0.4%

(1)  Amount rounds to less than 0.05%.

7.  Tax information

As of June 30, 2013, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$254,979,148	$29,008,174	$(18,626,153)	$10,382,021
M Large Cap Growth Fund	135,093,276	27,491,606	(852,423)	26,639,183
M Capital Appreciation Fund	142,149,841	54,809,428	(5,022,332)	49,787,096
M Large Cap Value Fund	76,529,850	6,020,434	(1,200,788)	4,819,646

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Company") meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Company and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Business Opportunity Value Fund (each, a "Fund" and collectively, the "Funds"), and Northern Cross ("Northern Cross"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Iridian Asset Management, LLC ("Iridian"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Advisor), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. The Board periodically receives an in-person briefing report from senior personnel of each Sub-Advisor. Finally, the Board receives quarterly performance reports and Sub-Advisor evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly, on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Company's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 1, 2013, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including administrative systems and financial strength) and the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (2) the Adviser's and each Sub-Adviser's regulatory compliance history; (3) the investment performance of each Fund, and each Sub-Adviser; (4) the advisory fees payable to the Adviser and each Sub-Adviser, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry for each Sub-Adviser's peer group, the level of profit realized by the Adviser or Sub-Adviser under the Agreements, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (5) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from these economies of scale; (6) the operating expenses of the Funds and (7) the Sub-Advisers' process for selecting brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 1, 2013 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the advisor or sub-advisor is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Company and the Sub-Advisors are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisor's costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisors.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

The Board reviewed in detail the nature of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser monitors the general business activity of each Sub-Adviser through a variety of quarterly and annual questionnaires and on-site visits. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds. The Board concluded that each Sub-Adviser has adequate or significant operational experience and the capability, resources and personnel necessary to continue to manage the Funds.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Company's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund for the 1-, 3-, 5-, 10-year periods ended December 31, 2012 and for the period from the inception of each Fund through December 31, 2012.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2012. The Board noted that the Fund lagged its index, the MSCI EAFE Index, for three-year and five-year periods, but exceeded its benchmark for the one-year and ten-year periods and for the period from inception to December 31, 2012. The Board noted that the investment performance provided included the performance of the Fund's previous sub-advisers. The Board also considered the performance of the Sub-Adviser's International Equity Strategy for the same periods. Based on the information provided, the Board concluded that it was satisfied with Northern Cross' investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted that the Fund lagged its benchmark, the Russell 1000 Growth Index, for the five-year period, but exceeded the benchmark for the one-year, three-year and ten-year periods and for the period from inception to December 31, 2012. The Board noted that the investment performance provided included the performance of the Fund's previous sub-adviser. The Board also considered the performance of the

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Sub-Adviser's Quality Growth Strategy for the same periods. Based on the information provided, the Board concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted that the Fund lagged its benchmark, the Russell 2500 Stock Index, for the one-year, three-year and five-year periods but exceeded its benchmark for the ten-year period and since inception. Based on the information provided and its history with the Sub-Adviser, the Board concluded that it was satisfied with Frontier's investment performance.

M Large Cap Value Fund

The Board considered the investment performance of M Business Large Cap Fund for the one-year, three-year, five-year, ten-year and since inception periods. The Board noted that the Fund exceeded its benchmark, the Russell 1000 Value Index, for the ten-year period, but lagged its benchmark for the one-year, three-year and five-year periods and for the period from inception through December 31, 2012. The Board noted that the Adviser would be recommending, and that the Board would be considering, approval of a change in sub-adviser for the Fund effective May 1, 2013. Based on the information provided and the short timeframe for the transition to the new sub-adviser, the Board concluded that Iridian's performance was adequate.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers.

M International Equity Fund

The advisory fee payable by the Fund to MFIA is 0.70% on the of the Fund's average daily net assets on the first $1 billion and 0.65% of the Fund's average daily net assets on amounts over $1 billion. MFIA retains 0.15% of the fee and the remainder is paid to Northern Cross. The sub-advisory fee payable to Northern Cross is 0.55% of the Fund's average daily net assets on the first $1 billion and 0.50% of the Fund's average daily net assets on amounts over $1 billion. The Board noted that based on the Fund's current assets, the management fee is 0.68% of its average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Northern Cross. The Board noted that Northern Cross' fee was less than 15 out of the 24 sub-advisers in its peer group. The Board also noted that Northern Cross does not engage in soft dollar transactions on behalf of the Fund. She noted that Northern Cross' balance sheet was included in the materials. The Board noted that no "fall-out" benefits to Northern Cross, MFIA or the Company resulted from the Sub-Advisory relationship.

M Large Cap Growth Fund

The advisory fee payable by the Fund to MFIA is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; and 0.55% of the Fund's average daily net assets on amounts over $100 million. MFIA retains 0.15% of the fee and the remainder is paid to DSM. The sub-advisory fee payable to DSM is 0.50% of the Fund's average daily net assets on the first $50 million; 0.45% of the Fund's average daily net assets on the next $50 million; and 0.40% of the Fund's average daily net

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

assets on amounts over $100 million. The Board noted that based on the Fund's current assets, the total management fee is 0.62%, of which 0.15% is retained by the Adviser and the remainder is paid to DSM. The Board also noted that DSM's fee was less than 20 of the 27 managers in its peer group. The Board noted that no "fall-out" benefits to DSM, MFIA or the Company resulted from the Sub-Advisory relationship; however DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts.

M Capital Appreciation Fund

The advisory fee payable by the Fund to MFIA is 0.90% of the Fund's average daily net assets. MFIA retains 0.15% and the remainder is paid to Frontier. The sub-advisory fee payable to Frontier is 0.75% of the Fund's average daily net assets. The Board noted that the total management fee paid by the Fund is 0.90%, of which 0.15% is retained by the Adviser and the remainder is paid to Frontier. The Board noted that Frontier's management fee was higher than 17 and the same as nine of the 32 managers in its peer group. The Board noted that no "fall-out" benefits to Frontier, MFIA or the Company resulted from the Sub-Advisory relationship, however Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts.

M Large Cap Value Fund

The advisory fee payable by the Fund to MFIA is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; 0.55% of the Fund's average daily net assets on the next $100 million and 0.50% of the Fund's average daily net assets on amounts over $200 million. MFIA retains 0.15% and the remainder is paid to Iridian. The sub-advisory fee payable by the Fund to Iridian is 0.50% of the Fund's average daily net assets on the first $50 million; 0.45% of the Fund's average daily net assets on the next $50 million; 0.40% of the Fund's average daily net assets on the next $100 million and 0.35% of the Fund's average daily net assets on amounts over $200 million. The Board noted that Iridian had agreed to waive its management fee through the end of 2013. The Board noted that prior to the waiver period, the total management fee was 0.64%, of which 0.15% is retained by the Adviser and the remainder was paid to Iridian. The Board noted that prior to the waiver period, Iridian's fee was higher than 16 of the 26 managers in its peer group. The Board noted that no "fall-out" benefits to Iridian, MFIA or the Company resulted from the Sub-Advisory relationship. The Board also noted that Iridian engages in soft dollar transactions on behalf of the Fund and its other accounts.

The Board compared the aggregate level of the advisory and sub-advisory fee for each Fund against the aggregate advisory fees charged by funds in each Fund's respective peer groups. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the available information regarding the financial condition and profitability of the Adviser and certain Sub-Advisers in managing the Funds. The Board also considered the fall-out benefits, if any, received by the Adviser and Sub-Advisers and the use of soft dollars by each Sub-Adviser, if any. The Board used this information as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each Fund were within the industry averages. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund, M Large Cap Growth Fund and M Business Opportunity Value Fund decrease at breakpoints while the sub-advisory fee payable for the M Capital Appreciation Fund does not decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board was satisfied that the current Advisory and Sub-Advisory Agreements provide for appropriate economies of scale and concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Company's operating expenses. The Board considered comparative total fund expenses of each Fund compared to its respective peer group. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. As a result of this contractual arrangement, MFIA provided a reimbursement of 0.02% for the M International Equity Fund and 0.02% for the M Business Opportunity Value Fund during the year ended December 31, 2011. The Board noted that the operating expenses paid by each Fund were within the industry averages. The Board concluded that each Fund's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Company's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had adequate or significant operational experience and the capability, resources and personnel necessary to continue to manage the Funds. Moreover, the Board found that each Fund, except M Business Opportunity Value Fund, performed in a satisfactory manner in comparison to relative benchmarks. The Board concluded that each Fund's operating expenses were fair and reasonable. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and reasonable. In addition, the Board concluded that as the Funds' assets increase, fixed operating costs are spread over a larger asset base resulting in economies of scale that benefit Fund shareholders. Finally, the Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement and each sub-advisory agreement. The Board also determined that the terms of the advisory agreement and each sub-advisory were fair and reasonable with respect to the Funds, in the best interests of the Funds' shareholders, and similar to those that could have been obtained through arm's length negotiations.

With respect to the Business Opportunity Fund, the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Sub-Advisory Agreement with Iridian in order to avoid disrupting the Fund's operations given the planned change in the sub-adviser effective May 1, 2013. A new Sub-Advisory Agreement with AJO, L.P. became effective on May 1, 2013 (see the discussion below).

APPROVAL OF AN AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M BUSINESS OPPORTUNITY VALUE FUND

The Board, including the Independent Directors, unanimously approved an amendment to the Advisory Agreement (the "Amendment") in connection with the change in sub-adviser of the M Business Opportunity Value Fund at its meeting held on March 1, 2013 to become effective on May 1, 2013. The terms of the Investment Advisory Agreement following the Amendment were substantially similar to those under the previous Investment Advisory Agreement, except that: (i) the advisory fee for the M Business Opportunity Value Fund decreased due to the change in sub-adviser; (ii) the name of the Fund changed to the M Large Cap Value Fund; and (iii) the date of the Amendment is different. The Amendment provides that the Fund shall compensate MFIA at the annual rate of 0.45% of first $250 million of the average daily net assets of the Fund, 0.35% of the next $250 million of the average daily net assets of the Fund, 0.30% of the next $250 million of the average daily net assets of the Fund and 0.275% of assets in excess of $750 million of the average daily net assets of the Fund. MFIA will retain the first 0.15% of the fee and pay the remainder to the sub-adviser. The Board considered information provided by MFIA earlier in the meeting. In considering whether to approve the Amendment, the Board, including the Independent Directors, noted that the factors for the approval of the Amendment were discussed in detail in connection with the approval of the continuation of the Investment Advisory Agreement. The Board noted that the considerations in connection with the approval of the Amendment were the same.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, the Board concluded that it was fair and reasonable and in the best interests of the Fund's shareholders to approve the Amendment. The Board also determined that the terms of the amendment to the advisory agreement were fair and reasonable with respect to the Fund, in the best interests of the Fund's shareholders, and similar to those that could have been obtained through arm's length negotiations.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M BUSINESS OPPORTUNITY VALUE FUND

The Board approved a new Sub-Advisory Agreement with AJO, L.P. ("AJO") on behalf of the M Business Opportunity Value Fund at its meeting held on March 1, 2013 to become effective May 1, 2013 (the "New Sub-Advisory Agreement"). The Board considered the New Sub-Advisory Agreement in connection with a change in the sub-adviser for the M Business Opportunity Value Fund from Iridian to AJO. In considering whether to approve the New Sub-Advisory Agreement, the Board noted that MFIA was recommending the change of sub-adviser and the approval of the New Sub-Advisory Agreement as in the best interest of the Fund and its shareholders. The Board also considered information provided by MFIA and by AJO. In considering whether to approve the New Sub-Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Board, including the Independent Directors, in connection with their approval of the New Sub-Advisory Agreement included the following:

Capability, Nature and Quality of Services. The Board reviewed in detail the capability, nature, extent and quality of the services to be provided by AJO under the terms of the New Sub-Advisory Agreement. The Board considered the experience of AJO as an investment manager. The Board also reviewed the personnel at AJO that would be responsible for providing sub-advisory services to the Fund. The Board concluded that AJO had significant operational experience and the capability, resources and personnel necessary to manage the Fund and that the information provided supported the approval of the New Sub-Advisory Agreement.

Compliance History. The Board considered the regulatory compliance history of AJO. AJO certified that it has not had any material violations of its Code of Ethics since January 1, 2011 and is not subject to any current regulatory investigations. The Board concluded that the information provided supported the approval of the New Sub-Advisory Agreement.

Investment Performance. The Board considered the information about the performance of AJO's Large Cap—Absolute Value strategy, including information that compared the performance of the strategy to the performance of the relevant benchmark, the Russell 1000 Value Index. AJO will use the Large Cap—Absolute Value strategy to manage the Fund. The strategy ties the benchmark for the 1-year period ended December 31, 2012 and exceeds the benchmark for the 3-, 5-, and 10-year periods and for the period from inception of the strategy through December 31, 2012. The Board concluded that the strategy's performance supported the approval of the New Sub-Advisory Agreement.

Advisory Fees. The Board considered the advisory fees that would be payable to AJO. The Board compared the level of the proposed advisory fee for the Fund to those of other funds with similar strategies. The Board noted that the Fund's management fee will be 0.45% of its average daily net assets (subject to breakpoints as assets increase), of which 0.15% will be retained by MFIA. Information and charts showing advisory fees for comparable funds were presented to the Board. AJO's proposed fees were less than 12 and the same as one of the other 26 managers in the peer group. The Board considered the profitability and fall-out benefits, if any, to be received by AJO and considered that AJO does not engage in soft dollar transactions. The Board used this information as a guide to help assess the reasonableness of the Fund's proposed advisory fee. The Board concluded that the proposed advisory fees payable to AJO were fair and reasonable and supported the approval of the New Sub-Advisory Agreement.

CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Economies of Scale. The Board considered the benefit to investors of economies of scale. The Board noted that AJO's fees decrease at certain breakpoints. The Board also noted that as Fund assets increase, fixed operating costs are spread over a larger asset base resulting in lower per share allocation of such costs. As AJO's relationship with the Company was new, no economies of scale have been recognized.

Operating Expenses. The Board reviewed the operating expenses of M Business Opportunity Value Fund. The Board noted that in addition to MFIA's advisory fee, the Fund was also responsible for payment of a portion of the Company's operating expenses. The Board also considered comparative total fund expenses of the Fund, taking into account the proposed decrease to the advisory fee. The Board noted that the total fund expenses were projected to be 0.70% of average daily net assets (after reimbursement of two basis points by MFIA), which was lower than 14 and the same as one of the 26 other managers in the peer group. The Board noted that MFIA has contractually agreed to reimburse the Fund for expenses (other than advisory fees, brokerage or other portfolio transaction expenses, expenses for litigation, indemnification or other extraordinary expenses) to the extent that they exceed 0.25% of the Fund's average daily net assets. The Board concluded that MFIA's contractual obligation to limit operating expenses is in the best interests of shareholders. The Board noted that the Fund's operating expenses will decrease because AJO's advisory fees are lower than those charged by Iridian. The Board concluded that the operating expenses of the Fund will continue to be fair and reasonable and support the approval of the New Sub-Advisory Agreement.

Brokerage Transactions. The Board considered AJO's intended brokerage selection process on behalf of the M Business Opportunity Value Fund. The Board noted that AJO does not intend to engage in soft dollar transactions on behalf of the Fund. The Board noted that the Fund's CCO had reviewed AJO's written policies and procedures for fair trading and best execution. The Board concluded that it was satisfied with AJO's brokerage selection and best execution policies and procedures.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that it was fair and reasonable and in the best interests of the Fund's shareholders to approve the New Sub-Advisory Agreement. The Board also considered other factors, including the fact that the Fund would likely incur expenses including portfolio transaction expenses, in connection with the change in sub-adviser to AJO. The Board also determined that the terms of the New Sub-Advisory Agreement were fair and reasonable with respect to the Fund, in the best interests of the Fund's shareholders, and similar to those that could have been obtained through arm's length negotiations.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2013 to June 30, 2013)
M International Equity Fund
Actual	$1,000.00	$1,002.40	0.93%	$4.62
Hypothetical (5% return before expenses)	1,000.00	1,020.20	0.93%	4.66
M Large Cap Growth Fund
Actual	1,000.00	1,097.00	0.77%	4.00
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.86
M Capital Appreciation Fund
Actual	1,000.00	1,172.60	1.08%	5.82
Hypothetical (5% return before expenses)	1,000.00	1,019.40	1.08%	5.41

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Annualized Expense Ratio	Expenses Paid During Period* (January 1,2013 to June 30, 2013)
M Large Cap Value Fund
Actual	$1,000.00	$1,144.70	0.50%	$2.51
Hypothetical (5% return before expenses)	1,000.00	1,072.35	0.50%	2.66

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)         A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)        Not applicable.

(a)(2)        Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 12(a)(2).

(a)(3)        Not applicable.

(b)                       Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 12(b).

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson President/Principal Executive Officer

Date: August 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson President/Principal Executive Officer

Date: August 28, 2013

By:	/s/ David Lees
David Lees Treasurer/Principal Financial and Accounting Officer
Date: August 28, 2013